Other Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

(in millions)	2016	2015
Supplemental Executive Retirement Plan assets	$115	$58
Equity investment - Belize Electricity	78	79
Renewable Energy Credits (Note 8 (xiv))	39	17
Defined benefit pension plan assets (Note 26)	32	11
Deferred compensation plan assets (Note 16)	24	25
Other investments	21	13
Available-for-sale investment (Notes 28 and 30)	—	33
Deposit on acquisition of Aitken Creek (Note 27)	—	38
Other	97	78
	$406	$352